STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio

March 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.0%
Aerospace & Defense - .3%
Boeing, Sr. Unscd. Notes	3.20	3/1/2029	100,000		100,049
Agriculture - .3%
Reynolds American, Gtd. Notes	4.85	9/15/2023	90,000		95,033
Asset-Backed Certificates - 1.2%
Dell Equipment Finance Trust, Ser. 2017-2, Cl. A3	2.19	10/24/2022	105,000	[b]	104,638
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR +0.10%	3.43	1/17/2035	186,415	[b,c]	186,379
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/1/2036	124,686	[b]	123,501
				414,518
Asset-Backed Ctfs./Auto Receivables - 2.7%
CarMax Auto Owner Trust, Ser. 2017-4, Cl. A4	2.33	5/15/2023	85,000		84,465
CarMax Auto Owner Trust, Ser. 2018-1, Cl. A4	2.64	6/15/2023	180,000		180,241
Enterprise Fleet Financing, Ser. 2017-3, Cl. A2	2.13	5/22/2023	73,583	[b]	73,223
Nissan Auto Receivables Owner Trust, Ser. 2017-B, Cl. A4	1.95	10/16/2023	190,000		187,857
Oscar US Funding Trust IX, Ser. 2018-2A, Cl. A4	3.63	9/10/2025	130,000	[b]	130,984
Oscar US Funding Trust VII, Ser. 2017-2A, Cl. A3	2.45	12/10/2021	40,000	[b]	39,800
Oscar US Funding Trust VII, Ser. 2017-2A, Cl. A4	2.76	12/10/2024	50,000	[b]	49,895
Oscar US Funding Trust VIII, Ser. 2018-1A, Cl. A4	3.50	5/12/2025	190,000	[b]	193,631
				940,096
Asset-Backed Ctfs./Credit Cards - .5%
Delamare Cards MTN Issuer, Ser. 2018-A1, Cl. A1, 1 Month LIBOR +0.70%	3.18	11/19/2025	175,000	[b,c]	175,220
Banks - 6.8%
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	43,000		42,908
Bank of America, Sr. Unscd. Notes	3.42	12/20/2028	109,000		106,780

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.0% (continued)
Banks - 6.8% (continued)
Bank of America, Sr. Unscd. Notes	3.50	4/19/2026	125,000		126,487
Bank of America, Sr. Unscd. Notes	3.97	3/5/2029	100,000		102,214
Bank of America, Sr. Unscd. Notes	4.00	4/1/2024	122,000		127,095
Barclays, Sr. Unscd. Notes	4.38	1/12/2026	200,000		201,451
Citigroup, Sr. Unscd. Bonds	3.40	5/1/2026	205,000		204,141
Citigroup, Sr. Unscd. Notes	3.89	1/10/2028	120,000		122,061
Citigroup, Sr. Unscd. Notes	4.65	7/30/2045	40,000		42,681
Goldman Sachs Group, Sr. Unscd. Notes	2.75	9/15/2020	105,000		104,910
Goldman Sachs Group, Sr. Unscd. Notes	3.69	6/5/2028	50,000		49,552
Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	50,000		49,610
Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.60%	4.23	11/29/2023	55,000	[c]	56,272
JPMorgan Chase & Co., Sr. Unscd. Notes	4.45	12/5/2029	200,000		213,717
Keybank, Sr. Unscd. Notes	2.50	11/22/2021	250,000		248,634
Lloyds Banking Group, Sub. Notes	4.65	3/24/2026	205,000		207,734
Morgan Stanley, Sr. Unscd. Notes	3.75	2/25/2023	65,000		66,704
Morgan Stanley, Sr. Unscd. Notes	5.50	7/28/2021	100,000		105,931
Wells Fargo & Co., Sr. Unscd. Notes	3.07	1/24/2023	110,000		110,236
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	95,000		98,961
				2,388,079
Beverage Products - .5%
Anheuser-Busch Inbev Worldwide, Gtd. Notes	4.90	2/1/2046	115,000	[b]	115,744
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.00	4/13/2028	35,000		35,604
Keurig Dr Pepper, Gtd. Notes	4.06	5/25/2023	20,000	[b]	20,592
				171,940

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.0% (continued)
Chemicals - .3%
Dow Chemical, Sr. Unscd. Notes	3.50	10/1/2024	85,000		85,954
Nutrien, Sr. Unscd. Notes	4.20	4/1/2029	25,000		25,759
				111,713
Commercial & Professional Services - .2%
ERAC USA Finance, Gtd. Notes	3.85	11/15/2024	60,000	[b]	61,004
Commercial Mortgage Pass-Through Ctfs. - 4.8%
BF Mortgage Trust, Ser. 2019-NYT, Cl. A	3.68	11/15/2035	175,000	[b]	175,782
Commercial Mortgage Trust, Ser. 2014-UBS2, Cl. AM	4.20	3/1/2047	70,000		72,562
Commercial Mortgage Trust, Ser. 2015-DC1, Cl. A5	3.35	2/1/2048	170,000		172,618
Commercial Mortgage Trust, Ser. 2017-CD3, Cl. A4	3.63	2/1/2050	290,000		300,434
Federal Home Loan Mortgage Corporation, Multifamily Structured Pass Through Certificates, Ser. K087, Cl. A2	3.77	12/1/2028	100,000	[d]	106,777
Federal Home Loan Mortgage Corporation, Multifamily Structured Pass Through Certificates, Ser. K088, Cl. A2	3.69	1/1/2029	270,000	[d]	286,779
Federal Home Loan Mortgage Corporation, Multifamily Structured Pass Through Certificates, Ser. K089, Cl. A2	3.56	1/1/2029	205,000	[d]	215,408
Houston Galleria Mall Trust, Ser. 2015-HGLR, Cl. A1A2	3.09	3/1/2037	100,000	[b]	99,930
Seasoned Credit Risk Transfer Trust, Ser. 2019-1, Cl. M55D	4.00	7/1/2058	175,000		181,301
Seasoned Credit Risk Transfer Trust, Ser. 2019-1, Cl. MA	3.50	7/1/2058	85,000		86,482
				1,698,073
Diversified Financials - .7%
American Express Credit, Sr. Unscd. Notes, Ser. F	2.60	9/14/2020	135,000		134,832
Visa, Sr. Unscd. Notes	3.15	12/14/2025	110,000		112,039
				246,871
Energy - 3.1%
Andeavor Logistics, Gtd. Notes	3.50	12/1/2022	40,000		40,453
Concho Resources, Gtd. Notes	4.88	10/1/2047	30,000		31,941

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.0% (continued)
Energy - 3.1% (continued)
Energy Transfer Partners, Gtd. Notes		5.15	2/1/2043	195,000		187,837
Kinder Morgan, Gtd. Notes		7.75	1/15/2032	160,000		209,181
MPLX, Sr. Unscd. Notes		4.13	3/1/2027	70,000		70,562
MPLX, Sr. Unscd. Notes		5.20	3/1/2047	60,000		61,082
Petrobras Global Finance, Gtd. Notes		7.38	1/17/2027	50,000		55,287
Petroleos Mexicanos, Gtd. Notes		4.63	9/21/2023	100,000		98,751
TransCanada PipeLines, Sr. Unscd. Notes		4.25	5/15/2028	90,000		94,075
Western Midstream Operating, Sr. Unscd. Notes		4.50	3/1/2028	35,000		34,772
Williams Cos., Sr. Unscd. Notes		4.50	11/15/2023	130,000		136,588
Williams Cos., Sr. Unscd. Notes		6.30	4/15/2040	65,000		76,222
					1,096,751
Environmental Control - .3%
Waste Management, Gtd. Notes		4.10	3/1/2045	110,000		113,866
Food Products - .3%
Kraft Heinz Foods, Gtd. Notes		3.95	7/15/2025	80,000		80,704
Kraft Heinz Foods, Gtd. Notes		6.88	1/26/2039	10,000		11,327
					92,031
Foreign/Governmental - 6.3%
Canadian Government, Bonds	CAD	0.50	12/1/2050	185,006	[e]	140,058
Corporation Andina de Fomento, Sr. Unscd. Notes		3.25	2/11/2022	60,000		60,297
Hellenic Government, Sr. Unscd. Bonds	EUR	3.45	4/2/2024	30,000		34,975
Hellenic Government, Unscd. Bonds	EUR	3.90	1/30/2033	85,000		93,154
Hungarian Government, Sr. Unscd. Notes		5.38	3/25/2024	45,000		49,393
International Finance, Sr. Unscd. Notes	INR	6.30	11/25/2024	3,950,000		55,598
Japanese Government, Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/2026	144,289,810	[e]	1,353,718
Peruvian Government, Sr. Unscd. Bonds	PEN	5.94	2/12/2029	110,000	[b]	34,945

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.0% (continued)
Foreign/Governmental - 6.3% (continued)
Romanian Government, Sr. Unscd. Notes	EUR	2.50	2/8/2030	50,000	[b]	54,757
Russian Government, Bonds, Ser. 6212	RUB	7.05	1/19/2028	6,100,000		86,773
South African Government, Bonds, Ser. R186	ZAR	10.50	12/21/2026	1,100,000		84,158
Spanish Government, Sr. Unscd. Bonds	EUR	2.90	10/31/2046	75,000	[b]	96,878
Ukrainian Government, Sr. Unscd. Notes		3.36	5/31/2040	95,000		60,861
					2,205,565
Health Care - 2.6%
Abbott Laboratories, Sr. Unscd. Notes		4.90	11/30/2046	120,000		138,935
Aetna, Sr. Unscd. Notes		2.80	6/15/2023	80,000		78,643
AmerisourceBergen, Sr. Unscd. Notes		3.25	3/1/2025	95,000		93,936
CVS Health, Sr. Unscd. Notes		4.30	3/25/2028	115,000		116,738
Gilead Sciences, Sr. Unscd. Notes		3.65	3/1/2026	55,000		56,185
Gilead Sciences, Sr. Unscd. Notes		4.75	3/1/2046	30,000		31,504
Medtronic, Gtd. Notes		4.63	3/15/2045	16,000		18,338
Merck & Co., Sr. Unscd. Notes		2.90	3/7/2024	40,000		40,558
Merck & Co., Sr. Unscd. Notes		3.40	3/7/2029	20,000		20,564
Pfizer, Sr. Unscd. Notes		2.95	3/15/2024	30,000		30,413
Pfizer, Sr. Unscd. Notes		3.45	3/15/2029	20,000		20,557
Shire Acquisitions Investments Ireland, Gtd. Notes		2.88	9/23/2023	135,000		133,479
UnitedHealth Group, Sr. Unscd. Notes		4.75	7/15/2045	115,000		130,359
					910,209
Industrials - .4%
General Electric, Jr. Sub. Debs., Ser. D		5.00	1/21/2021	140,000		130,693
Information Technology - .4%
Oracle, Sr. Unscd. Notes		2.65	7/15/2026	140,000		135,603

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.0% (continued)
Insurance - .8%
American International Group, Sr. Unscd. Notes	4.20	4/1/2028	120,000		122,110
Jackson National Life Global Funding, Scd. Notes	3.30	2/1/2022	80,000	[b]	81,141
Principal Financial Group, Gtd. Notes	4.30	11/15/2046	90,000		89,583
				292,834
Internet Software & Services - .3%
Amazon.com, Sr. Unscd. Notes	4.05	8/22/2047	105,000		111,218
Media - 1.9%
Charter Communications Operating, Sr. Scd. Notes	5.38	5/1/2047	100,000		99,785
Comcast, Gtd. Notes	3.15	3/1/2026	155,000		154,480
Comcast, Gtd. Notes	4.70	10/15/2048	45,000		49,082
Cox Communications, Sr. Unscd. Notes	4.60	8/15/2047	85,000	[b]	81,379
Walt Disney, Gtd. Notes	4.00	10/1/2023	90,000		94,095
Walt Disney, Gtd. Notes	4.75	11/15/2046	55,000		64,102
Warner Media, Gtd. Debs.	5.35	12/15/2043	110,000		115,938
				658,861
Municipal Bonds - 3.0%
California, GO (Build America Bonds)	7.30	10/1/2039	340,000		492,548
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds, Refunding, Ser. YY	4.45	6/15/2020	305,000		310,215
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	200,000		250,030
				1,052,793
Retailing - .3%
Dollar Tree, Sr. Unscd. Notes	4.20	5/15/2028	25,000		24,959
Target, Sr. Unscd. Notes	3.38	4/15/2029	90,000		91,347
				116,306
Technology Hardware & Equipment - .5%
Dell International, Sr. Scd. Notes	6.02	6/15/2026	110,000	[b]	118,416

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.0% (continued)
Technology Hardware & Equipment - .5% (continued)
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.40	10/15/2022	70,000		73,292
				191,708
Telecommunication Services - 1.0%
AT&T, Sr. Unscd. Bonds	4.90	8/15/2037	75,000		75,949
AT&T, Sr. Unscd. Notes	4.25	3/1/2027	50,000		51,512
Corning, Sr. Unscd. Notes	4.38	11/15/2057	80,000		74,677
Verizon Communications, Sr. Unscd. Notes	3.38	2/15/2025	22,000		22,326
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	138,000		142,919
				367,383
Transportation - .5%
CSX, Sr. Unscd. Notes	2.60	11/1/2026	75,000		71,294
FedEx, Gtd. Notes	4.40	1/15/2047	125,000		117,976
				189,270
U.S. Government Agencies Mortgage-Backed - 24.7%
Government National Mortgage Association, Ser. 2015-H17, Cl. HA	2.50	5/1/2065	184,456		183,730
Federal Home Loan Mortgage Corp.
3.00%, 11/1/46			293,240	[d]	292,170
3.50%, 8/1/45			170,813	[d]	174,457
5.50%, 5/1/40			2,108	[d]	2,259
Federal National Mortgage Association
2.87%, 1/1/48			280,309	[d]	282,939
3.00%, 11/1/30-1/1/33			544,290	[d]	550,004
3.50%, 5/1/30-8/1/56			2,887,489	[d]	2,945,332
4.00%, 9/1/42-5/1/48			1,132,014	[d]	1,172,766
4.50%, 10/1/40-8/1/48			796,542	[d]	840,953
5.00%, 3/1/21-10/1/33			256,269	[d]	274,524
7.00%, 6/1/29-9/1/29			7,028	[d]	7,201
Government National Mortgage Association I
5.50%, 4/1/33			215,249		236,828
Government National Mortgage Association II
3.00%, 11/1/45			791,853		797,361
4.00%, 10/1/47-1/1/48			516,957		534,394
4.50%, 7/1/48			387,712		402,934
7.00%, 9/1/28-7/1/29			2,794		3,186
				8,701,038

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.0% (continued)
U.S. Government Securities - 29.7%
U.S. Treasury Bonds	3.00	2/15/2049	100,000		103,836
U.S. Treasury Bonds	3.13	5/15/2048	905,000		962,093
U.S. Treasury Bonds	3.38	11/15/2048	405,000		451,868
U.S. Treasury Bonds	4.50	2/15/2036	720,000		913,331
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-Bill +0.05%	2.47	10/31/2020	2,280,000	[c]	2,276,756
U.S. Treasury Notes	2.63	12/15/2021	775,000		783,128
U.S. Treasury Notes	2.88	11/30/2023	3,260,000		3,353,852
U.S. Treasury Notes	2.88	11/15/2021	700,000		711,266
U.S. Treasury Notes	3.13	11/15/2028	85,000		90,271
United States Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	0.88	2/15/2047	140,754	[e]	139,621
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	703,283	[e]	697,545
				10,483,567
Utilities - 2.6%
Brooklyn Union Gas, Sr. Unscd. Notes	3.87	3/4/2029	100,000		103,245
Dominion Resources, Sr. Unscd. Notes, Ser. D	2.85	8/15/2026	165,000		158,998
Duke Energy Progress, First Mortgage Bonds	3.45	3/15/2029	175,000		179,555
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/2039	85,000		94,627
Kentucky Utilities, First Mortgage Bonds	4.38	10/1/2045	80,000		85,783
Louisville Gas & Electric, First Mortgage Bonds	4.38	10/1/2045	90,000		94,095
Nevada Power, Mortgage Notes, Ser. R	6.75	7/1/2037	150,000		200,725
				917,028
Total Bonds and Notes (cost $33,669,518)			34,169,320
Description /Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - .1%
Call Options - .1%
Euro, Contracts 160,000 Citigroup	1.16	9/19/2019	160,000		1,542
Euro, Contracts 160,000 Morgan Stanley	1.15	9/3/2019	160,000		1,678

Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	[a]	Value ($)
Options Purchased - .1% (continued)
Call Options - .1% (continued)
New Zealand Dollar Cross Currency, Contracts 70,000 J.P. Morgan Securities	AUD	1.08	5/24/2019	70,000		34
Turkish Lira, Contracts 180,000 J.P. Morgan Securities		5.70	4/24/2019	180,000		7,783
					11,037
Put Options - .0%
Brazilian Real, Contracts 180,000 Morgan Stanley		3.70	9/12/2019	180,000		1,960
Brazilian Real, Contracts 50,000 UBS Securities		3.65	8/22/2019	50,000		357
British Pound Cross Currency, Contracts 50,000 Goldman Sachs	EUR	0.87	5/23/2019	50,000		970
Indian Rupee, Contracts 50,000 Barclays Capital		70.00	8/9/2019	50,000		715
Japanese Yen, Contracts 180,000 Barclays Capital		109.54	9/10/2019	180,000		3,272
Mexican Peso, Contracts 110,000 Citigroup		19.00	8/12/2019	110,000		954
Polish Zloty, Contracts 50,000 HSBC		3.65	9/3/2019	50,000		269
Polish Zloty, Contracts 50,000 Merrill Lynch, Pierce, Fenner & Smith		3.67	8/22/2019	50,000		290
South African Rand, Contracts 50,000 J.P. Morgan Securities		13.40	4/15/2019	50,000		5
Swedish Krona, Contracts 50,000 Goldman Sachs		10.35	8/28/2019	50,000		690
					9,482
Total Options Purchased (cost $25,036)				20,519
Description	Annualized Yield (%)		Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - .2%
U.S. Government Securities
U.S. Treasury Bills (cost $89,552)		2.44	6/13/2019	90,000	[f,g]	89,569

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 1.7%
Registered Investment Companies - 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $611,368)	2.46	611,368	[h] 611,368
Total Investments (cost $34,395,474)		99.0%	34,890,776
Cash and Receivables (Net)		1.0%	341,999
Net Assets		100.0%	35,232,775

LIBOR—London Interbank Offered Rate

AUD—Australian Dollar

CAD—Canadian Dollar

EUR—Euro

INR—Indian Rupee

JPY—Japanese Yen

PEN—Peruvian Nuevo Sol

RUB—Russian Ruble

ZAR—South African Rand

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities were valued at $2,017,839 or 5.73% of net assets.

c Variable rate security—rate shown is the interest rate in effect at period end.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Held by a counterparty for open exchange traded derivative contracts.

g Security is a discount security. Income is recognized through the accretion of discount.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio

March 31, 2019 (Unaudited)

The following is a summary of the inputs used as of March 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	1,529,834	-	1,529,834
Commercial Mortgage-Backed	-	1,698,073	-	1,698,073
Corporate Bonds†	-	8,498,450	-	8,498,450
Foreign Government	-	2,205,565	-	2,205,565
Investment Companies	611,368	-	-	611,368
Municipal Bonds	-	1,052,793	-	1,052,793
U.S. Government Agencies/ Mortgage-Backed	-	8,701,038	-	8,701,038
U.S. Treasury	-	10,573,136	-	10,573,136
Other Financial Instruments:
Futures††	30,386	-	-	30,386
Forward Foreign Currency Exchange Contracts††	-	27,981	-	27,981
Options Purchased	-	20,519	-	20,519
Liabilities ($)
Other Financial Instruments:
Futures††	(43,175)	-	-	(43,175)
Forward Foreign Currency Exchange Contracts††	-	(41,794)	-	(41,794)
Options Written	-	(4,690)	-	(4,690)
Swaps††	-	(16,469)	-	(16,469)

†  See Statement of Investments for additional detailed categorizations.

††  Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Variable Investment Fund, Quality Bond Portfolio

March 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 3 Year Bond	16	6/19	1,284,610[a]	1,291,065	6,455
Euro BTP Italian Government Bond	1	6/19	141,688[a]	145,233	3,545
U.S. Treasury 2 Year Notes	16	6/19	3,396,773	3,409,500	12,727
Ultra 10 Year U.S. Treasury Notes	3	6/19	390,685	398,344	7,659
Futures Short
Canadian 10 year Bond	5	6/19	509,746[a]	520,223	(10,477)
Euro-Bond	3	6/19	546,952[a]	559,776	(12,824)
Japanese 10 Year Bond	1	6/19	1,377,515[a]	1,383,019	(5,504)
Long Gilt	5	6/19	828,120[a]	842,490	(14,370)
Gross Unrealized Appreciation				30,386
Gross Unrealized Depreciation				(43,175)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Variable Investment Fund, Quality Bond Portfolio

March 31, 2019 (Unaudited)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Put Options:
Brazilian Real, Contracts 50,000, UBS Securities	4.1	8/22/19	50,000		(1,139)
British Pound Cross Currency, Contracts 50,000, Goldman Sachs	0.94	5/23/19	50,000	EUR	(89)
Chilean Peso, Contracts 50,000, J.P. Morgan Securities	701	4/15/19	50,000		(57)
Colombian Peso, Contracts 50,000, J.P. Morgan Securities	3,350	4/12/19	50,000		(13)
Indian Rupee, Contracts 50,000, Barclays Capital	75.7	8/9/19	50,000		(159)
Mexican Peso, Contracts 110,000, Citigroup	21.2	8/12/19	110,000		(919)
New Zealand Dollar Cross Currency, Contracts 70,000, J.P. Morgan Securities	1.05	5/24/19	70,000	AUD	(648)
Polish Zloty, Contracts 50,000, HSBC	3.95	9/3/19	50,000		(576)
Polish Zloty, Contracts 50,000, Merrill Lynch, Pierce, Fenner & Smith	4	8/22/19	50,000		(423)
Russian Ruble, Contracts 50,000, J.P. Morgan Securities	71	4/12/19	50,000		(15)
South African Rand, Contracts 50,000, J.P. Morgan Securities	14.75	4/15/19	50,000		(418)
Swedish Krona, Contracts 50,000, Goldman Sachs	10.9	8/28/19	50,000		(234)
Total Options Written (premiums received $8,033)					(4,690)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

AUD—Australian Dollar

EUR—Euro

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio

March 31, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Barclays Capital
Czech Koruna	1,570,000	Euro	1,571,117	5/17/19	(1,117)
Czech Koruna	61,738	Euro	60,902	5/17/19	836
United States Dollar	56,428	Malaysian Ringgit	230,000	5/17/19	151
United States Dollar	109,895	Mexican Peso	2,140,000	5/17/19	513
United States Dollar	86,272	South African Rand	1,220,000	5/17/19	2,214
Australian Dollar	80,000	United States Dollar	57,089	4/26/19	(254)
United States Dollar	107,007	Philippine Peso	5,620,000	5/17/19	487
Chilean Peso	73,280,000	United States Dollar	111,005	5/17/19	(3,316)
Euro	100,000	United States Dollar	113,446	4/26/19	(1,013)
Citigroup
Indian Rupee	3,739,500	United States Dollar	51,845	5/17/19	1,768
United States Dollar	110,968	Peruvian Nuevo Sol	370,000	5/7/19	(323)
United States Dollar	127,099	Canadian Dollar	170,000	4/26/19	(201)
United States Dollar	903,647	Euro	799,000	4/26/19	5,310
Argentine Peso	5,900,000	United States Dollar	146,077	4/10/19	(12,110)
United States Dollar	79,028	Argentine Peso	3,220,000	4/10/19	5,914
Colombian Peso	89,555,000	United States Dollar	28,554	5/17/19	(540)
United States Dollar	35,952	Peruvian Nuevo Sol	120,000	4/29/19	(153)
Goldman Sachs
Australian Dollar	70,000	United States Dollar	49,959	4/26/19	(229)
United States Dollar	48,408	New Zealand Dollar	70,000	4/26/19	714
HSBC
United States Dollar	54,778	New Zealand Dollar	80,000	4/26/19	271
Norwegian Krone	2,285,000	United States Dollar	268,039	4/26/19	(2,827)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
HSBC (continued)
Swedish Krona	1,420,000	United States Dollar	155,122	4/26/19	(2,081)
J.P. Morgan Securities
Brazilian Real	200,000	United States Dollar	52,931	4/2/19	(1,866)
British Pound	130,000	United States Dollar	172,447	4/26/19	(2,897)
United States Dollar	35,884	Russian Ruble	2,380,000	5/17/19	(116)
Singapore Dollar	160,000	United States Dollar	118,606	5/17/19	(438)
United States Dollar	124,660	Hong Kong Dollar	970,000	1/3/20	274
United States Dollar	137,186	South Korean Won	153,940,000	5/17/19	1,369
United States Dollar	155,615	Hungarian Forint	43,230,000	5/17/19	4,101
United States Dollar	110,407	Hong Kong Dollar	860,000	4/10/19	812
Merrill Lynch, Pierce, Fenner & Smith
British Pound	85,000	United States Dollar	112,502	4/26/19	(1,642)
Morgan Stanley
Brazilian Real	200,000	United States Dollar	52,542	6/4/19	(1,709)
United States Dollar	52,756	Brazilian Real	200,000	4/2/19	1,691
United States Dollar	1,192,693	Japanese Yen	132,600,000	4/26/19	(6,654)
Taiwan Dollar	1,700,000	United States Dollar	55,366	5/17/19	(41)
UBS Securities
Czech Koruna	3,185,000	Euro	3,187,267	5/17/19	(2,267)
Czech Koruna	125,231	Euro	123,675	5/17/19	1,556
Gross Unrealized Appreciation					27,981
Gross Unrealized Depreciation					(41,794)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio

March 31, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Unrealized (Depreciation) ($)
6 Month Budapest Interbank Offered Rate	HUF Fixed at 2.465	1/14/29	185,078	(9,162)
6 Month Budapest Interbank Offered Rate	HUF Fixed at 2.3207	2/18/29	192,063	(6,367)
Gross Unrealized Depreciation				(15,529)

HUF—Hungarian Forint

See notes to financial statements.

Centrally Cleared Credit Default Swaps

Reference Obligation	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized (Depreciation)($)
Purchased Contracts:[1]
Mexican Government International Bond Paid Fixed Rate of 1.00 3 Month	12/20/23	40,000	174	545	(382)
Mexican Government International Bond Paid Fixed Rate of 1.00 3 Month	12/20/23	30,000	131	397	(274)
Mexican Government International Bond Paid Fixed Rate of 1.00 3 Month	12/20/23	30,000	131	406	(284)
Gross Unrealized Depreciation				(940)

1 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2019 is discussed below.

NOTES

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written

NOTES

option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is

NOTES

traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at March 31, 2019 are set forth in the Statement of Swap Agreements.

At March 31, 2019, accumulated net unrealized appreciation on investments was $495,302, consisting of $728,352 gross unrealized appreciation and $233,050 gross unrealized depreciation.

At March 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.